Liquidity	12 Months Ended
Mar. 31, 2012
Liquidity
2.	Liquidity

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. As reflected in the accompanying consolidated financial statements, the Company has losses from operations and negative cash flows from operations.

The primary sources of liquidity have historically been issuance of common and preferred stock and borrowings under credit facilities. In fiscal year 2012, the Company raised $9.7 million through issuance of convertible debt and equity financings and through restructuring existing debt to convertible debt. Until we become cash flow positive, we anticipate that our primary sources of liquidity will be cash generated by our operating activities, as well as further borrowings or further capital raises. Assuming there are no further changes in expected sales and expense trends subsequent to March 31, 2012, the Company believes that its cash position will be sufficient to continue operations for the foreseeable next twelve months.